STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 10	€ 7
Property, plant and equipment	4,566	5,538
Non-current financial assets	434	406
Total non-current assets	5,010	5,951
Current assets
Trade receivables	2,136	2,977
Other current assets	7,863	8,753
Cash and cash equivalents	52,750	49,737
Total current assets	62,750	61,466
TOTAL ASSETS	67,760	67,418
Shareholders’ equity
Share capital	1,452	1,423
Premiums related to share capital	314,399	312,743
Accumulated other comprehensive income	693	712
Treasury shares	(228)	(228)
Reserve	(376,838)	(312,221)
Net loss for the period	(23,961)	(68,132)
Total shareholders’ equity	(84,483)	(65,704)
Non-current liabilities
Non-current provisions	507	432
Non-current financial liabilities	91,010	45,978
Non-current refund liabilities	3,218	27,778
Total non-current liabilities	94,735	74,187
Current liabilities
Current provisions	118	438
Current financial liabilities	4,309	4,924
Trade payables and other payables	9,121	20,036
Other current liabilities	7,430	7,543
Deferred income	45	61
Current refund liabilities	313	7,835
Current contract liabilities	36,172	18,100
Total current liabilities	57,507	58,935
Total liabilities	152,242	133,122
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 67,760	€ 67,418